FEDERAL INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Line Items]
Federal income taxes at the statutory rate	$ 1,051	$ 981
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(31)	(31)
Other	1	2
Total federal income taxes	$ 1,021	$ 952